UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2023

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 97.7%
U.S. Government Agencies — 21.9%
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.155%)	5.345%	9/8/23	$100,000,000	$99,999,977	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.050%)	5.350%	9/29/23	30,000,000	30,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.060%)	5.360%	12/13/23	55,000,000	55,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.060%)	5.360%	12/27/23	84,000,000	84,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	5.380%	1/29/24	100,000,000	99,998,378	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.015%)	5.345%	4/8/24	25,000,000	24,998,459	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.050%)	5.350%	4/12/24	75,000,000	75,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.045%)	5.345%	4/25/24	5,000,000	4,996,424	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	5.380%	5/6/24	190,000,000	189,993,678	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.045%)	5.345%	5/24/24	2,000,000	1,998,251	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	5.380%	5/24/24	50,000,000	49,986,134	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.130%)	5.430%	7/9/24	75,000,000	74,996,845	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	5.400%	8/1/24	20,000,000	20,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	5.400%	8/26/24	50,000,000	50,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.100%)	5.400%	8/26/24	100,000,000	99,931,272	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.135%)	5.435%	9/5/24	101,100,000	101,099,808	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	5.400%	10/7/24	9,895,000	9,892,654	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.180%)	5.510%	12/16/24	100,000,000	100,064,409	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.150%)	5.450%	1/3/25	30,000,000	30,000,000	(a)

See Notes to Financial Statements.

32	Government Portfolio 2023 Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.170%)	5.500%	1/6/25	$75,000,000	$75,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.170%)	5.470%	1/23/25	41,000,000	41,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	5.400%	2/3/25	149,900,000	149,836,494	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.020%)	5.480%	2/10/25	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.995%)	5.505%	3/20/25	50,000,000	50,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.140%)	5.440%	4/25/25	115,000,000	114,925,537	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.160%)	5.460%	5/15/25	75,000,000	75,000,000	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.190%)	5.520%	6/20/25	25,000,000	25,000,000	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	5.001%	10/11/23	46,000,000	45,748,533	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	4.882%	10/13/23	100,000,000	99,440,000	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	4.937%	11/9/23	25,000,000	24,770,000	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	5.357%	11/13/23	19,000,000	18,800,041	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	4.867%	12/29/23	43,000,000	42,333,369	(b)
Federal Home Loan Bank (FHLB) (SOFR + 0.060%)	5.360%	9/5/23	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.120%)	5.420%	9/6/23	75,000,000	75,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.120%)	5.420%	9/20/23	9,775,000	9,775,354	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.070%)	5.370%	11/24/23	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.090%)	5.390%	12/1/23	65,000,000	65,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.040%)	5.340%	2/1/24	90,000,000	90,000,000	(a)(c)
Federal Home Loan Bank (FHLB)	5.320%	3/8/24	23,000,000	23,000,920

See Notes to Financial Statements.

Government Portfolio 2023 Annual Report	33

Schedule of investments (cont’d)

August 31, 2023

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB)	5.340%	4/23/24	$100,000,000	$100,000,000
Federal Home Loan Bank (FHLB) (SOFR + 0.065%)	5.365%	5/10/24	110,000,000	110,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.120%)	5.420%	5/28/24	90,000,000	90,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.080%)	5.380%	6/6/24	175,000,000	175,000,000	(a)
Federal Home Loan Bank (FHLB)	5.360%	6/11/24	100,000,000	100,000,000
Federal Home Loan Bank (FHLB)	5.510%	7/12/24	115,000,000	115,000,000
Federal Home Loan Bank (FHLB)	5.620%	8/26/24	50,000,000	50,000,000
Federal Home Loan Bank (FHLB) (SOFR + 0.110%)	5.410%	11/21/24	147,200,000	147,200,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.130%)	5.430%	1/28/25	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.140%)	5.440%	4/21/25	75,000,000	75,000,000	(a)
Federal Home Loan Bank (FHLB), Discount Notes	4.916%	9/19/23	110,000,000	109,725,550	(b)
Federal Home Loan Bank (FHLB), Discount Notes	4.995%	9/29/23	105,000,000	104,594,117	(b)
Federal Home Loan Bank (FHLB), Discount Notes	5.304%	10/6/23	23,500,000	23,380,509	(b)
Federal Home Loan Bank (FHLB), Discount Notes	5.064%	10/27/23	140,000,000	138,924,178	(b)
Federal Home Loan Bank (FHLB), Discount Notes	5.351%	11/24/23	93,800,000	92,668,284	(b)
Federal Home Loan Bank (FHLB), Discount Notes	5.383%	1/12/24	27,000,000	26,485,290	(b)
Federal Home Loan Bank (FHLB), Discount Notes	5.414%	1/17/24	144,965,000	142,083,510	(b)
Federal Home Loan Bank (FHLB), Discount Notes	5.386%	2/2/24	98,000,000	95,841,006	(b)
Federal Home Loan Bank (FHLB), Discount Notes	5.421%	2/6/24	73,605,000	71,931,631	(b)
Federal Home Loan Bank (FHLB), Discount Notes	4.989%	2/9/24	75,000,000	73,396,709	(b)
Total U.S. Government Agencies				4,467,817,321
U.S. Treasury Bills — 10.3%
U.S. Treasury Bills	5.209%	9/19/23	150,000,000	149,604,000	(b)
U.S. Treasury Bills	5.352%	10/5/23	300,000,000	298,504,000	(b)

See Notes to Financial Statements.

34	Government Portfolio 2023 Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Bills — continued
U.S. Treasury Bills	5.350%	10/12/23	$175,000,000	$173,953,646	(b)
U.S. Treasury Bills	5.398%	10/17/23	135,000,000	134,089,201	(b)
U.S. Treasury Bills	5.372%	10/19/23	75,000,000	74,475,000	(b)
U.S. Treasury Bills	5.353%	10/24/23	75,000,000	74,423,625	(b)
U.S. Treasury Bills	5.373%	10/31/23	128,120,000	127,004,288	(b)
U.S. Treasury Bills	5.406%	11/7/23	175,000,000	173,291,965	(b)
U.S. Treasury Bills	5.473%	11/16/23	75,000,000	74,161,625	(b)
U.S. Treasury Bills	5.489%	11/24/23	75,000,000	74,072,500	(b)
U.S. Treasury Bills	5.388%	12/7/23	175,000,000	172,551,626	(b)
U.S. Treasury Bills	5.519%	12/12/23	100,000,000	98,495,500	(b)
U.S. Treasury Bills	5.520%	12/19/23	75,000,000	73,795,323	(b)
U.S. Treasury Bills	5.431%	12/28/23	100,000,000	98,290,639	(b)
U.S. Treasury Bills	5.372%	1/2/24	75,000,000	73,678,604	(b)(c)
U.S. Treasury Bills	5.469%	1/4/24	75,000,000	73,634,115	(b)
U.S. Treasury Bills	5.466%	1/11/24	75,000,000	73,559,688	(b)
U.S. Treasury Bills	5.484%	1/18/24	75,000,000	73,479,687	(b)
Total U.S. Treasury Bills				2,091,065,032
U.S. Treasury Notes — 9.1%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.035%)	5.448%	10/31/23	771,466,000	771,417,927	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield - 0.075%)	5.338%	4/30/24	100,000,000	99,924,062	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.037%)	5.450%	7/31/24	156,000,000	155,902,863	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.140%)	5.553%	10/31/24	484,500,000	484,310,402	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.200%)	4.931%	1/31/25	78,000,000	78,046,078	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.169%)	5.418%	4/30/25	225,000,000	225,213,750	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.125%)	5.498%	7/31/25	50,000,000	49,961,493	(a)
Total U.S. Treasury Notes				1,864,776,575
Repurchase Agreements — 56.4%
Bank of America tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $200,029,444; (Fully collateralized by U.S. government obligations, 0.375% due 1/31/26; Market value — $204,000,088)	5.300%	9/1/23	200,000,000	200,000,000

See Notes to Financial Statements.

Government Portfolio 2023 Annual Report	35

Schedule of investments (cont’d)

August 31, 2023

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Bank of Montreal tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $325,047,847; (Fully collateralized by U.S. government obligations, 2.500% to 6.000% due 1/1/33 to 8/1/53; Market value — $331,500,000)	5.300%	9/1/23	$325,000,000	$325,000,000
BMO Capital Markets Corp. tri-party repurchase agreement dated 7/20/23; Proceeds at maturity — $201,383,889; (Fully collateralized by U.S. government obligations, 0.716% to 13.493% due 8/25/24 to 5/20/71; Market value — $209,867,284)	5.300%	9/5/23	200,000,000	200,000,000
BMO Capital Markets Corp. tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $100,014,583; (Fully collateralized by U.S. government obligations, 0.000% to 5.582% due 9/7/23 to 2/15/53; Market value — $102,000,072)	5.250%	9/1/23	100,000,000	100,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 7/27/23; Proceeds at maturity — $403,310,222; (Fully collateralized by U.S. government obligations, 0.250% to 6.000% due 9/15/25 to 4/1/59; Market value — $410,170,587)	5.320%	9/21/23	400,000,000	400,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 8/30/23; Proceeds at maturity — $316,022,175; (Fully collateralized by U.S. government obligations, 0.125% to 5.553% due 2/29/24 to 11/15/51; Market value — $321,394,807)	5.310%	9/21/23	315,000,000	315,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $20,002,928; (Fully collateralized by U.S. government obligations, 0.125% to 5.450% due 7/31/24 to 5/15/50; Market value — $20,402,996)	5.270%	9/1/23	20,000,000	20,000,000

See Notes to Financial Statements.

36	Government Portfolio 2023 Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $150,022,083; (Fully collateralized by U.S. government obligations, 1.500% to 6.000% due 12/1/33 to 7/1/53; Market value — $153,022,525)	5.300%	9/1/23	$150,000,000	$150,000,000
Credit Agricole SA tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $100,014,694; (Fully collateralized by U.S. government obligations, 3.500% to 6.238% due 10/20/48 to 5/20/53; Market value — $105,000,000)	5.290%	9/1/23	100,000,000	100,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $4,500,662,500; (Fully collateralized by U.S. government obligations, 0.125% to 1.750% due 7/15/24 to 5/15/31; Market value — $4,500,662,515)	5.300%	9/1/23	4,500,000,000	4,500,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $100,014,722; (Fully collateralized by U.S. government obligations, 2.625% to 2.750% due 4/30/27 to 5/31/27; Market value — $102,000,000)	5.300%	9/1/23	100,000,000	100,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $267,964,445; (Fully collateralized by U.S. government obligations, 0.500% to 4.000% due 3/31/25 to 10/31/29; Market value — $273,283,533)	5.300%	9/1/23	267,925,000	267,925,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $450,066,250; (Fully collateralized by U.S. government obligations, 4.125% due 9/30/27; Market value — $459,000,002)	5.300%	9/1/23	450,000,000	450,000,000

See Notes to Financial Statements.

Government Portfolio 2023 Annual Report	37

Schedule of investments (cont’d)

August 31, 2023

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $300,044,250; (Fully collateralized by U.S. government obligations, 4.125% due 6/15/26; Market value — $306,000,000)	5.310%	9/1/23	$300,000,000	$300,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 7/27/23; Proceeds at maturity — $554,560,111; (Fully collateralized by U.S. government obligations, 1.500% to 6.500% due 11/1/29 to 7/1/56; Market value — $561,000,000)	5.330%	9/21/23	550,000,000	550,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $400,058,889; (Fully collateralized by U.S. government obligations, 1.500% to 6.500% due 5/1/33 to 7/1/56; Market value — $408,000,000)	5.300%	9/1/23	400,000,000	400,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $29,004,269; (Fully collateralized by U.S. government obligations, 4.000% to 6.000% due 3/1/47 to 8/1/53; Market value — $29,580,072)	5.300%	9/1/23	29,000,000	29,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $260,038,278; (Fully collateralized by U.S. government obligations, 0.000% to 4.750% due 10/12/23 to 2/15/52; Market value — $265,200,043)	5.300%	9/1/23	260,000,000	260,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $100,014,667; (Fully collateralized by U.S. government obligations, 1.754% to 6.296% due 7/1/27 to 6/1/53; Market value — $102,014,961)	5.280%	9/1/23	100,000,000	100,000,000

See Notes to Financial Statements.

38	Government Portfolio 2023 Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
JPMorgan Securities LLC tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $200,029,444; (Fully collateralized by U.S. government obligations, 2.000% to 6.020% due 1/1/26 to 8/1/53; Market value — $204,030,034)	5.300%	9/1/23	$200,000,000	$200,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $100,014,722; (Fully collateralized by U.S. government obligations, 0.000% to 6.500% due 9/20/23 to 9/1/53; Market value — $102,000,441)	5.300%	9/1/23	100,000,000	100,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $100,014,722; (Fully collateralized by U.S. government obligations, 2.000% to 5.500% due 6/1/24 to 8/1/53; Market value — $102,000,000)	5.300%	9/1/23	100,000,000	100,000,000
Nomura Securities International Inc. tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $400,058,889; (Fully collateralized by U.S. government obligations, 0.000% to 7.000% due 1/11/24 to 6/15/64; Market value — $409,360,078)	5.300%	9/1/23	400,000,000	400,000,000
Societe Generale NY tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $900,132,500; (Fully collateralized by U.S. government obligations, 0.000% to 6.500% due 10/12/23 to 9/1/53; Market value — $918,000,013)	5.300%	9/1/23	900,000,000	900,000,000
TD Securities LLC tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $75,491,112; (Fully collateralized by U.S. government obligations, 3.000% to 4.500% due 8/20/51 to 9/20/52; Market value — $76,989,601)	5.300%	9/1/23	75,480,000	75,480,000

See Notes to Financial Statements.

Government Portfolio 2023 Annual Report	39

Schedule of investments (cont’d)

August 31, 2023

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
TD Securities LLC tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $100,014,722; (Fully collateralized by U.S. government obligations, 2.750% to 3.625% due 5/15/25 to 3/31/30; Market value — $102,000,008)	5.300%	9/1/23	$100,000,000	$100,000,000
Wells Fargo Securities LLC tri-party repurchase agreement dated 8/31/23; Proceeds at maturity — $850,125,375; (Fully collateralized by U.S. government obligations, 1.500% to 7.000% due 5/1/27 to 9/1/53; Market value — $867,000,000)	5.310%	9/1/23	850,000,000	850,000,000
Total Repurchase Agreements				11,492,405,000
Total Investments — 97.7% (Cost — $19,916,063,928#)				19,916,063,928
Other Assets in Excess of Liabilities — 2.3%				468,365,409
Total Net Assets — 100.0%				$20,384,429,337

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

(c)	Securities traded on a when-issued or delayed delivery basis.

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

40	Government Portfolio 2023 Annual Report

Statement of assets and liabilities

August 31, 2023

Assets:
Investments, at value	$8,423,658,928
Repurchase agreements, at value	11,492,405,000
Cash	589,790,588
Interest receivable	42,527,669
Total Assets	20,548,382,185

Liabilities:
Payable for securities purchased	163,678,604
Trustees’ fees payable	91,310
Accrued expenses	182,934
Total Liabilities	163,952,848
Total Net Assets	$20,384,429,337

Represented by:
Paid-in capital	$20,384,429,337

See Notes to Financial Statements.

Government Portfolio 2023 Annual Report	41

Statement of operations

For the Year Ended August 31, 2023

Investment Income:
Interest	$1,014,668,566

Expenses:
Investment management fee (Note 2)	22,480,769
Trustees’ fees	480,871
Fund accounting fees	287,968
Legal fees	209,827
Custody fees	71,760
Audit and tax fees	32,501
Interest expense	6,315
Miscellaneous expenses	94,693
Total Expenses	23,664,704
Less: Fee waivers and/or expense reimbursements (Note 2)	(22,480,769)
Net Expenses	1,183,935
Net Investment Income	1,013,484,631
Net Realized Gain on Investments	829,465
Increase in Net Assets From Operations	$1,014,314,096

See Notes to Financial Statements.

42	Government Portfolio 2023 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2023	2022

Operations:
Net investment income	$1,013,484,631	$82,351,576
Net realized gain (loss)	829,465	(4,041,514)
Increase in Net Assets From Operations	1,014,314,096	78,310,062

Capital Transactions:
Proceeds from contributions	279,878,198,410	181,244,127,088
Value of withdrawals	(274,304,821,771)	(186,009,900,350)
Increase (Decrease) in Net Assets From Capital Transactions	5,573,376,639	(4,765,773,262)
Increase (Decrease) in Net Assets	6,587,690,735	(4,687,463,200)

Net Assets:
Beginning of year	13,796,738,602	18,484,201,802
End of year	$20,384,429,337	$13,796,738,602

See Notes to Financial Statements.

Government Portfolio 2023 Annual Report	43

Financial highlights

For the years ended August 31:
	2023	2022	2021	2020	2019

Net assets, end of year (millions)	$20,384	$13,797	$18,484	$19,125	$12,505
Total return[1]	4.52%	0.55%	0.10%	1.08%	2.35%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.01	0.01
Net investment income	4.51	0.49	0.10	0.95	2.32

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

44	Government Portfolio 2023 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2023, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Government Portfolio 2023 Annual Report	45

Notes to financial statements (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$19,916,063,928	—	$19,916,063,928

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with

46	Government Portfolio 2023 Annual Report

payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(e) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2023, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s

Government Portfolio 2023 Annual Report	47

Notes to financial statements (cont’d)

subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2023, fees waived and/or expenses reimbursed amounted to $22,480,769.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the year ended August 31, 2023, the Portfolio did not invest in derivative instruments.

48	Government Portfolio 2023 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Master Portfolio Trust and Investors of Government Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Portfolio (one of the portfolios constituting Master Portfolio Trust, referred to hereafter as the “Portfolio”) as of August 31, 2023, the related statement of operations for the year ended August 31, 2023, the statement of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

October 19, 2023

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Portfolios since 1948.

Government Portfolio 2023 Annual Report	49

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with LMPFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each, a “Feeder Fund”): Western Asset Institutional Government Reserves, a series of Legg Mason Partners Institutional Trust, Western Asset Government Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Premier Institutional Government Reserves, a series of Legg Mason Partners Institutional Trust.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the

50	Government Portfolio

Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. The Board also considered the policies and practices of LMPFA and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for the Performance Universe selected by Broadridge. The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of the Feeder Funds with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder

Government Portfolio	51

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.

•

The information comparing Western Asset Institutional Government Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as institutional U.S. government money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2022 was above the median.

•

The information comparing Western Asset Government Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as retail U.S. government money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2022 was slightly below the median.

•

The information comparing Western Asset Premier Institutional Government Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as institutional U.S. government money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1- and 3- year and since inception periods ended December 31, 2022 was above the median.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because LMPFA pays the Subadviser for services provided to the Fund out of the management fee LMPFA receives from the Fund.

•

The information comparing Western Asset Institutional Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional U.S. government money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was below the median and its Actual Management Fee was above the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2023.

•

The information comparing Western Asset Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of retail no-load U.S. government money market funds (including the Feeder

52	Government Portfolio

Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2023.

•

The information comparing Western Asset Premier Institutional Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional U.S. government money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was above the median and that the Feeder Fund’s Actual Management Fee was slightly above the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2023.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Trustees considered an analysis of the profitability of LMPFA and its affiliates in providing services to the Fund and the Feeder Fund.

•

The Board noted that the Western Asset Institutional Government Reserves’ Contractual Management Fee below the median of the peer group and its Actual Management Fee was above the median of the peer group. The Board also noted the size of the Feeder Fund.

•

The Board noted that the Western Asset Government Reserves’ Contractual Management Fee and Actual Management Fee were above the median of the peer group. The Board also noted the size of the Feeder Fund.

•

The Board noted that the Western Asset Premier Institutional Government Reserves’ Contractual Management Fee and Actual Management Fee were above the median of the peer group. The Board also noted the size of the Feeder Fund.

Government Portfolio	53

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

54	Government Portfolio

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Government Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Franklin Templeton, 280 Park Avenue, 8th Floor, New York, New York 10017.

Information pertaining to the Trustees and officers of the Portfolio is set forth below. The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling the Portfolio at 1-877-721-1926 or

1-203-703-6002.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member of Excellent Education Development (since 2012); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; and formerly, Board Member of Great Public Schools Now (2018 to 2022)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Director (since 2022) and formerly, Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Formerly, Director, Visual Kinematics, Inc. (2018 to 2022)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); Vice President (since 2017), Member of the Executive Board (since 2013) and Member of the International Olympic Committee (since 1986); and President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	None

Government Portfolio	55

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Chairman of the Independent Directors Council (2012 to 2014); ICI Executive Committee (2011 to 2014); and Investment Company Institute (ICI) Board of Governors (2006 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Ecolab Inc. (since 2012); Fomento Economico Mexicano, SAB (since 2011); Republic Services, Inc. (since 2009); and formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and formerly, Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); and formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Public Storage (since 2010); Occidental Petroleum Corporation (since 2008); and formerly, California Resources Corporation (2014 to 2021)

56	Government Portfolio

Independent Trustees† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (2005 to 2017); and Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Trustee, University of Southern California (since 1994); and formerly, Member of Board of United States Golf Association, Executive Committee Member (2017 to 2021)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); and Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); formerly, Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of CoreLogic, Inc. (information, analytics and business services company) (2012 to 2021); and Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Retired; formerly, President, ECMC Foundation (nonprofit organization) (2014 to 2023); and Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Director of 23andMe, Inc. (genetics and health care services company) (since 2021); Director of Pacific Mutual Holding Company[5] (since 2016); Ralph M. Parson Foundation (since 2015); Edison International (since 2011); formerly, Member of the Board of Trustees of California State University system (2015 to 2022); and Kaiser Family Foundation (2012 to 2022)

Government Portfolio	57

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (a law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee[3]	50
Other Trusteeships held by Trustee during the past five years	Director of Provivi, Inc. (since 2017); and Director of Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 125 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); and Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee[3]	125
Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

58	Government Portfolio

Additional Officers (cont’d)

Susan Kerr Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Government Portfolio	59

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Christopher Berarducci Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

60	Government Portfolio

[6]	Mr. Olson is an “interested person” of the Portfolio, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Portfolio, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Government Portfolio	61

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “Audit Committee’s financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal year ending August 31, 2022 and August 31, 2023 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $125,406 in August 31, 2022 and $125,406 in August 31, 2023.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2022 and $0 in August 31, 2023.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $39,000 in August 31, 2022 and $39,000 in August 31, 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

There was no other fee billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an

“Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $343,489 in August 31, 2022 and $350,359 in August 31, 2023.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

(b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 25, 2023